Financial Risk Management - Market Price Fluctuations - Currency Appreciation (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	$ (149.2)	$ (152.2)
Net earnings (loss)	(126.2)	(136.1)
Pre-tax other comprehensive income (loss)	(651.0)	(704.9)
Other comprehensive income (loss)	(630.3)	(679.0)
Canadian dollar
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	0.1	65.1
Net earnings (loss)	(1.3)	48.7
Pre-tax other comprehensive income (loss)	(130.5)	(150.5)
Other comprehensive income (loss)	(128.2)	(147.7)
Euro
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	37.8	12.5
Net earnings (loss)	31.8	10.0
Pre-tax other comprehensive income (loss)	(13.8)	(121.6)
Other comprehensive income (loss)	(4.9)	(109.2)
British pound sterling
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	15.6	11.5
Net earnings (loss)	12.6	10.9
Pre-tax other comprehensive income (loss)	(98.5)	(67.2)
Other comprehensive income (loss)	(98.1)	(66.8)
Indian rupee
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(105.8)	(129.5)
Net earnings (loss)	(95.0)	(114.6)
Pre-tax other comprehensive income (loss)	(308.7)	(257.1)
Other comprehensive income (loss)	(305.7)	(253.7)
All other currencies
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(96.9)	(111.8)
Net earnings (loss)	(74.3)	(91.1)
Pre-tax other comprehensive income (loss)	(99.5)	(108.5)
Other comprehensive income (loss)	$ (93.4)	$ (101.6)